BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2014
BUSINESS COMBINATIONS
Schedule of purchase price allocation

There was no fair value change for the year ended December 31, 2014 (in RMB thousands).

	Amount	Estimated Useful life
Net tangible assets acquired	—
Intangible assets acquired:
Brand name	45,214	Indefinite
Customer relationships	13,811	7 years
Goodwill	128,705
Redeemable non-controlling interest	(67,185)
Non-controlling interest	(10,846)
Deferred tax liabilities	(14,756)

Total purchase consideration	94,943

Including: Initial acquisition payment in cash	25,000
Contingent consideration	69,943

Schedule of redeemable non-controlling interest

        The following summarizes the Group's redeemable non-controlling interest as of December 31, 2013 and 2014 (in RMB thousands):

Balance as of December 31, 2012	53,752
Purchases, sales, issuances, and settlements (net)	—
Total losses for the period	(10,973)

Balance as of December 31, 2013	42,779
Reclassification	(42,779)
Balance as of December 31, 2014	—